GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                              Phone: (215) 988-7800
                               Fax: (215) 988-7801


                                                    Terrance James Reilly, Esq.
                                                   Direct Dial:  (215) 988-7815
                                                    E-mail:  reillyte@gtlaw.com

                                 April 30, 2003

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

      Re:  The World Insurance Trust
           SEC File Nos. 333-85528/811-21072

Ladies and Gentlemen:

     On behalf of The World Insurance Trust (the "Trust"), attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A ("PEA No. 2"). PEA No. 2 is being filed to: (i) update financial information; (ii) incorporate by reference the audited financial information for the Trust for its most recent fiscal period ended December 31, 2002; (iii) make certain other non-material changes; and (iv) add appropriate exhibits and consents. PEA No. 2 does not contain any disclosures that would render it ineligible to become effective immediately pursuant to paragraph (b) of Rule 485 under the 1933 Act.


                                Very truly yours,



                               /s/ Terrance James Reilly
                              Terrance James Reilly

cc:   Steven M. Felsenstein
      John Pasco, III

As filed with the Securities and Exchange Commission on April 30, 2003

                                     Registration No. 333-85528
                                            File No.  811-21072

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |  |
                                                                  --
      Pre-Effective Amendment No.                                |  |
                                 --------
                                                                  --
      Post-Effective Amendment No.   2                           |XX|
                                  -------
                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |  |
                                                                  --
      Amendment No.                  3                           |XX|
                                 --------

                        (Check appropriate box or boxes)

                            THE WORLD INSURANCE TRUST
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
             -------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                  804-285-8211
              ----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

      --
      |__|  immediately upon filing pursuant to paragraph (b)
      --
      |X_|  on May 1, 2003 pursuant to paragraph (b)
      --
      |__|  60 days after filing pursuant to paragraph (a)(1)
      --
      |__|  on (date) pursuant to paragraph (a)(1)
      --
      |__|  75 days after filing pursuant to paragraph (a)(2)
      --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                                   PROSPECTUS


                              CSI Equity Portfolio


                            The World Insurance Trust



                       [GRAPHIC OMITTED][GRAPHIC OMITTED]




                          Prospectus dated May 1, 2003



This prospectus describes the CSI Equity Portfolio (the "Portfolio"), a series of shares offered by The World Insurance Trust (the "Trust"). To obtain a prospectus, please call (888) 826-2520. The Portfolio seeks long-term growth of capital by investing in a diversified portfolio of equity securities.











As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                                    PAGE

Risk/Return Summary...................................................1
Fees and Expenses.....................................................1
Objective and Strategies..............................................2
Risks.................................................................3
Management............................................................4
Shareholder Information...............................................5
Buying and Selling Shares.............................................5
Distribution and Taxes................................................6
Financial Highlights..................................................8
Additional Information................................................9

                               RISK/RETURN SUMMARY

Investment Objective -- Long-term growth of capital.

Principal Investment Strategies -- The Portfolio seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in such securities. The Portfolio utilizes both value and growth oriented investment strategies in the security selection process.

Principal Risks -- The principal risk of investing in the Portfolio is that the value of its investments are subject to market, economic and business risk that may cause the Portfolio's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Portfolio could decline and you could lose money. There is no assurance that the investment adviser will achieve the Portfolio's objective.

The Portfolio's assets will be invested on a global basis. These investments may involve financial, economic or political risks not ordinarily associated with U.S. securities. The Portfolio's NAV may be affected by: changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and more volatility than U.S. securities, taxes, and adverse social or political developments.

An  investment  in the  Portfolio  is not a bank  deposit and is not insured or
guaranteed        by        the        Federal        Deposit         Insurance
Corporation or any other government agency.

 Performance Information -- The Portfolio has not yet completed one full calendar year of operations. Accordingly, no performance information is being presented.

                                FEES AND EXPENSES

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets. The amounts set forth below do not reflect the fees and expenses of the insurance contract that are charged by your insurance company. For information on such fees and expenses, please review the prospectus for the shares of the separate account in which you are invested.

Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                                      1.00%
Distribution (12b-1) and Service Fees               0.00%
Other Expenses(1)                                   0.46%
                                                    -----
Total Annual Fund Operating Expenses                1.46%
Fee Waivers and/or Expense Reimbursements           0.21%
                                                    -----
Net Expenses(2)                                     1.25%
                                                    =====

(1) Because the Portfolio is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
(2) In the interest of limiting expenses of the Fund, CSI Capital Management, Inc. and Commonwealth Shareholder Services, Inc. (collectively, the "Service Providers") have entered into a contractual expense limitation agreement with the Portfolio. Pursuant to the agreement, the Service Providers have agreed to waive or limit their fees and to assume other expenses so that the ratio of total annual operating expenses of the Portfolio is limited to 1.25% until December 31, 2003.

Example:

The following expense examples show the expenses that you could pay over time. They will help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Each example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, and then you redeem all of your shares at the end of the periods indicated. Each example assumes that you earn a 5% annual return, with no change in Fund expense levels. Because actual return and expenses will be different, the examples are for comparison only. Based on these assumptions, your costs would be:

                     1 Year               3 Years
                     ------               -------

                     $127                 $441


                            OBJECTIVE AND STRATEGIES

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will have at least 80% of its net assets invested in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days' prior notice. The Portfolio will not be limited to investing in securities of companies of any size or to securities traded in any particular market. In addition, the Portfolio uses both value and growth oriented investment strategies in the security selection process.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Portfolio's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the investment adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the investment adviser's decision making process.

In determining which portfolio securities to sell, the investment adviser considers the following: 1) when, in the investment adviser's opinion, the price of the shares is either not likely to increase or may decline because of its views on the prospects for the individual company or industry in which the company operates or general economics conditions; or 2) when the investment adviser thinks that the company fundamentals can no longer justify the price at which the stock trades.

                                      RISKS

Stock Market Risk -- The Portfolio is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Portfolio may increase or decrease. In addition, the Portfolio may invest in a smaller number of issuers than other equity funds. This emphasis in fewer issues could produce more volatile performance in comparison to other funds that invest in a larger number of holdings.

Manager Risk -- The Portfolio's investment success depends on the skill of the adviser in evaluating, selecting and monitoring the portfolio assets. If the adviser's conclusions about growth rates or securities values are incorrect, the Portfolio may not perform as anticipated.

Investment Style Risk -- The returns of the Portfolio's equity investment style may lag the returns of the overall stock market. For example, the Portfolio utilizes both value and growth oriented investment strategies in the security selection process but may rely more heavily on value or growth in different markets. Growth stocks may perform well under circumstances in which value stocks in general have fallen, and vice-versa.

Foreign Investing Risk -- The Portfolio's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Since the Portfolio may invest globally across U.S. and foreign markets, there is the risk that the Portfolio may underperform if the investment adviser decides to overweight a market that underperforms.

Depositary Receipts -- In addition to the risks of foreign investment applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Temporary Defensive Positions -- When the investment adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Portfolio may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government, its agencies or instrumentalities) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the SAI). For temporary defensive purposes, the Portfolio may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Portfolio is in a temporary defensive position, it is not pursuing its stated investment policies. The investment adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

                                   MANAGEMENT

The Trust -- The Trust was organized as a Delaware business trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the " 1940 Act") and is commonly known as a "mutual fund". The Trust has retained an investment adviser to manage all aspects of the investments of the Portfolio and to assist with certain administrative and shareholder services for the Portfolio.

Investment Adviser -- CSI Capital Management, Inc. (the "Adviser") located at 445 Bush Street, 5th Floor, San Francisco, CA 94108-3725, serves as the investment adviser, manages the investments of the Portfolio and provides certain administrative and shareholder services to the Portfolio pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Portfolio in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. In addition, the Adviser also provides certain administrative and shareholder servicing functions to the Portfolio.

The Investment Advisory Agreement authorizes the Adviser to delegate and sub-contract its administrative and shareholder servicing functions to a qualified third party, including delegation to any insurance company that invests, directly or through a separate account, in the Portfolio; provided, however, that the compensation of such person or persons shall be paid by the Adviser (and not the Portfolio), and that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any delegate as it is for its own acts and omissions. The administrative and shareholder services contemplated to be delegated under this section shall not include any investment advisory functions, as advisory services are not delegable other than in accordance with the 1940 Act.

Pursuant to the Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.65% of the average daily net assets of the Portfolio. During the fiscal period ended December 31, 2002, the Adviser waived its entire investment advisory fee. Administrative and shareholder services are the responsibility of the Adviser and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS") for an annual fee of 0.35% of the average daily net assets of the Portfolio.

The Adviser and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Portfolio for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2003.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Portfolio. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Portfolio during any of the previous thee years, less any reimbursement previously paid by the Portfolio to the Service Providers with respect to any waivers, reductions and payments made with respect to the Portfolio.

Mr. Leland Faust, who has been the President of the Adviser since its formation in 1978, has been the Portfolio Manager of the Portfolio since its inception on September 1, 2002. Since 1997, the Adviser and Mr. Faust have also served as the investment adviser and Portfolio Manager to the CSI Equity Fund and CSI Fixed Income Fund, two series of another open-end management investment company registered under the 1940 Act.

                             SHAREHOLDER INFORMATION

The Portfolio's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Portfolio is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Portfolio's investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares of the Portfolio are bought, sold or exchanged at the NAV price per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Portfolio's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Portfolio. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

                            BUYING AND SELLING SHARES

Investors may not purchase or redeem shares of the Portfolio directly. Investors may acquire variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies that invest the assets held in such policies in shares of the Portfolio. You should refer to your insurance company's prospectus for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Portfolio as an investment option for your contract or policy and how to redeem monies from the Trust.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Trust are effected on days on which the NYSE is open for trading. Orders for the purchase of shares of Portfolio are effected at the NAV next calculated after an order is received in good order by the Portfolio. Redemptions are effected at the NAV next calculated after receipt of a redemption request in good order by the Portfolio. Payment for redemptions will be made by the Portfolio within seven days after the request is received. The Trust may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the U.S. Securities and Exchange Commission.

The Portfolio does not assess any fees, either when it sells or redeems shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees will be described in the participating insurance companies' prospectuses.

Shares of the Portfolio may be sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated participating insurance companies. The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated participating insurance companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between the affiliated or unaffiliated participating insurance companies. Nevertheless, the Trust's Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of affiliated or unaffiliated participating insurance companies, the participating insurance companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Portfolio. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Trust assumes no responsibility for such prospectuses.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- The Portfolio expects to distribute substantially all of its net investment income and capital gains each year. Dividends from net investment income, if any, are declared and paid annually. Net capital gains, if any, are distributed at least once a year. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date.

Taxes -- The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally will not be subject to federal income tax on its ordinary income and net realized capital gains, provided that the Portfolio distributes them each year.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the owners of such contracts and policies should not be subject to federal income tax on dividends and distributions from the Portfolio to the participating insurance companies' separate accounts.

Owners of variable annuity contracts and variable life insurance policies should review the prospectus for their contract or policy for further tax information.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding the tax consequences of investments in the Portfolio.

Shareholder Communication -- The Portfolio may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Portfolio send these documents to each shareholder individually by calling the Portfolio at (888) 826-2520.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total return in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the period presented have been audited by Tait, Weller and Baker, independent auditors, whose unqualified report thereon, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Portfolio is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Portfolio at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                             Period ended
                                             December 31, 2002*
Per Share Operating Performance
Net asset value, beginning of period         $10.00
                                             ------
Income from investment operations-
   Net investment loss                        (0.00)1
   Net realized and unrealized
     loss on investments                      (0.07)
                                             -------
   Total from investment operations           (0.07)
                                             -------
Net asset value, end of period               $ 9.93
                                              ======
Total Return                                  (0.70%)
                                             =======
Ratios/Supplemental Data
   Net assets, end of period (000's)         $2,032
Ratio to average net assets (A)
  Expense ratio - net (B)                     1.25%**
  Net investment loss                        (0.14%)**
Portfolio turnover rate                       1.29%

*   Commencement of operations was September 20, 2002.
**  Annualized 1 Less than one cent per share.

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 20.8% for the period ended December 31, 2002.

(B) Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

You'll find more information about the Portfolio in the following documents:

The Portfolio's annual and semi-annual reports will contain more information about the Portfolio.

For more information about the Portfolio, you may wish to refer to the Portfolio's SAI dated May 1, 2003, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to The World Insurance Trust, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (888)826-2520 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Portfolio may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-21072)

                              CSI Equity Portfolio
                                   a series of

                            THE WORLD INSURANCE TRUST
               1500 FOREST AVENUE, SUITE 223, RICHMOND, VA 23229
                                 (888) 826-2520

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the CSI Equity Portfolio (the "Portfolio") dated May 1, 2003, as it may be supplemented or revised from time to time. You may obtain the prospectus of the Portfolio, free of charge, by writing to The World Insurance Trust at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (888)826-2520.




The date of this SAI is May 1, 2003

                                TABLE OF CONTENTS

                                                                            PAGE


General Information
Additional Information About the Portfolio's Investments
Investment Objective
Strategies and Risks
Investment Programs
Investment Restrictions
Management of the Trust
Principal Securities Holders
Investment Adviser and Management Agreement
Management-Related Services
Portfolio Transactions
Additional Information Concerning Shares
Additional Purchase and Redemption Information
Additional Information on Taxes
Investment Performance
Financial Information

                               GENERAL INFORMATION

The World Insurance Trust (the "Trust") was organized as a Delaware business trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund".

The Trust was established exclusively for the purpose of providing an investment vehicle for insurance company investments, including variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies ("Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts ("Separate Accounts"). Shares of the Trust may be sold to and held by Separate Accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated and unaffiliated life insurance companies.

This SAI relates to the prospectus for the CSI Equity Portfolio (the "Portfolio") and should be read in conjunction with that prospectus. This SAI is incorporated by reference in its entirety to the prospectus. No investment in shares should be made without reading the prospectus. The Portfolio is a separate investment portfolio or series of the Trust.

The Portfolio is a "diversified" series as that term is defined in the 1940 Act.

                        ADDITIONAL INFORMATION ABOUT THE
                             PORTFOLIO'S INVESTMENTS

The following information supplements the discussion of the Portfolio's investment objective and policies. The Portfolio's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Portfolio. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Portfolio represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Portfolio are represented; or
(2) more than 50% of the outstanding voting shares of the Portfolio. The investment programs, restrictions and the operating policies of the Portfolio that are not fundamental policies can be changed by the Board of Trustees of the Trust without shareholder approval; except that, the Trust will give the shareholders of the Portfolio at least sixty (60) days' prior notice of any change with respect to its policy of investing, under normal conditions, at least 80% of its net assets in equity securities.

                              INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal conditions, the Portfolio will invest at least 80% of its net assets in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days' prior notice.

All investments entail some market and other risks. For instance, there is no assurance that the investment adviser will achieve the investment objective of the Portfolio. You should not rely on an investment in the Portfolio as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Portfolio's prospectus. In seeking to meet its investment objective, the Portfolio may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Convertible Securities -- The Portfolio may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, generally the price of a convertible security varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Portfolio has to pay more for a convertible security than the value of the underlying common stock. The Portfolio will generally hold common stock it acquires upon conversion of a convertible security for so long as the investment adviser anticipates such stock will provide the Portfolio with opportunities that are consistent with the Portfolio's investment objective and policies.

Warrants -- The Portfolio may invest in warrants. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Illiquid Securities -- The Portfolio may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities.
Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

U.S. Government Securities -- The Portfolio may invest in U.S. Government Securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. Government securities include: (1) securities that have no interest coupons (see "Zero Coupon Securities" below) or have been stripped of their unmatured interest coupons; (2) individual interest coupons from such securities that trade separately; and, (3) evidences of receipt of such securities. Such securities that pay no cash income are purchased at a deep discount from their value at maturity. Because interest on zero coupon and stripped securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities.

Corporate Debt Securities-- The Portfolio may invest in corporate debt securities. The Portfolio may invest, at the time of purchase, in securities rated: Baa or higher by Moody's Investor Services, Inc. ("Moody's"); BBB or higher by Standard & Poor's Rating Group ("S & P"); or foreign securities not subject to standard credit ratings, which in the judgment of the investment adviser, will be "investment grade" issues. Securities rated as BAA by Moody's or BBB by S&P are generally considered to be investment grade although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Zero Coupon Securities -- The Portfolio may invest in zero coupon securities. Certain zero coupon securities are convertible into common stock and offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stock as they usually are issued with intermediate to short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the securities entitling the holder to redeem the securities and receive a defined cash payment.

Zero coupon securities also include securities issued directly as zero coupon securities by the U.S. Treasury, and U.S. Treasury bonds or notes which have their unmatured interest coupons separated by their holder, typically a custodian bank or investment brokerage firm. The holder separates ("strips") the interest coupons from the underlying principal of the U.S. Treasury security.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once the U.S. Treasury obligation is stripped, the principal and coupons may be sold separately. Typically, the coupons are sold individually or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discounted obligations that are similar to zero coupon securities that the Treasury sells directly.

Repurchase Agreements -- Under a repurchase agreement, the Portfolio acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under repurchase agreements is considered to be a loan by the Portfolio. The investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Portfolio's right to dispose of the securities held as collateral may be impaired and the Portfolio may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Miscellaneous -- The Board of Trustees may, in the future, authorize the Portfolio to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Portfolio's investment objective and that such investment would not violate the Portfolio's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions -- The Portfolio has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Portfolio. All other investment policies and practices described in the prospectus are not fundamental, meaning that the Board of Trustees may change them without the approval of shareholders. As a matter of fundamental policy, the Portfolio may not:

(1)  Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act;

(3)  Purchase or sell commodities or commodity contracts;

(4)  Invest  in  interests  in  oil,  gas,  or  other  mineral   exploration  or
     development programs;

(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act;

(7) Act as an underwriter of securities of other issuers, except that the Portfolio may invest up to 15% of the value of its total assets (at the time of investment) in portfolio securities which the Portfolio might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Invest more than 25% of its total assets in securities of companies in the same industry;

(9) Purchase or sell real estate, provided that the purchase of securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(10) Purchase any security if, as a result of such purchase less than 75% of the assets of the Portfolio would consist of cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Portfolio has not invested more than 5% of its assets;

(11) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio; and

(12) Make loans, except that the purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements will not be treated as the making of loans for purposes of this restriction.

In applying the fundamental and policy concerning concentration:

(1) If a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Portfolio's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

     (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

     (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

     (iii)utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

                             MANAGEMENT OF THE TRUST

Trustees and Officers -- The Trust is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders. The Trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Portfolio, and review performance. The names, addresses and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser of the Trust, and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).

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Name, Address   Position(s)  Number  Principal               Other
and             Held With    of      Occupation(s) During    Directorships
Age(1)          Trust and    Funds   The Past 5  Years       by Trustees
                Tenure       in the                          and Number of
                             Trust                           Funds in the
                             Overseen                        Complex
                             -------                         Overseen
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Interested Trustees:
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* John Pasco,   Chairman,    1       Mr. Pasco is Treasurer  Vontobel
III (2)         Trustee,             and Director of         Funds, Inc.--
 (56)           President            Commonwealth            3 Funds
                and                  Shareholder Services,
                Treasurer            Inc., the Trust's       The World
                since                Administrator, since    Funds, Inc.--
                March,               1985; President and     7 Funds
                2002                 Director of First
                                     Dominion Capital
                                     Corp., the Trust's
                                     Underwriter since
                                     1987;
                                     Director and
                                     Shareholder  of Fund
                                     Services Inc., the
                                     Trust's Transfer  and
                                     Disbursing  Agent,
                                     since 1987; and a
                                     Shareholder of
                                     Commonwealth Fund
                                     Accounting, Inc.,
                                     which provides
                                     bookkeeping services
                                     to the Portfolio since
                                     1994.  Mr.
                                     Pasco is also a
                                     certified public
                                     accountant.
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Non-Interested Trustees:
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Samuel Boyd,    Trustee      1       Mr. Boyd has served as  Vontobel
Jr.             since                the Manager of the      Funds, Inc.--
                April,               Customer Services       3 Funds
(61)            2002                 Operations and
                                     Accounting Division of  The World
                                     the Potomac  Electric   Funds, Inc.--
                                     Power  Company since    7 Funds
                                     1978.  Mr. Boyd   is
                                     also  a certified
                                     public accountant.
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William E.      Trustee      1       Mr. Poist has served    Vontobel
Poist           since                as a financial and tax  Funds, Inc.--
                April,               consultant through his  3 Funds
(62)            2002                 firm Management
                                     Consulting for          The World
                                     Professionals since     Funds, Inc.--
                                     1968.  Mr. Poist is     7 Funds
                                     also a certified
                                     public accountant.
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Paul M.         Trustee      1       Mr. Dickinson has       Vontobel
Dickinson       since                served as President of  Funds, Inc.--
                April,               Alfred J. Dickinson,    3 Funds
(54)            2002                 Inc., Realtors since
                                     April 1971.             The World
                                                             Funds,  Inc.--
                                                             7 Funds
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Joseph F.       Trustee      1       Mr. Mastoloni has       Vontobel
Mastoloni(3)    since                served as Compliance    Funds, Inc.--
 (38)           April,               Officer of Vontobel     3 Funds
                2002                 USA Inc., a registered
                                     investment adviser,
                                     since May, 1994 and was
                                     appointed as Vice
                                     President in July 1999.
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Officers:
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* F. Byron                    N/A    Mr. Parker has served   N/A
Parker, Jr.     Secretary            as Secretary of
                since                Commonwealth
(59)            April,               Shareholder Services,
                2002                 Inc., the Company's
                                     Administrator,  since
                                     1986; as Secretary of
                                     The World Funds, Inc.,
                                     a registered
                                     investment company,
                                     since May 1997; and
                                     Secretary of Vontobel
                                     Funds, Inc., a
                                     registered investment
                                     company, since
                                     October, 1983.  He is
                                     also a Partner in the
                                     law firm Parker and
                                     McMakin Law Group.
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* Leland H.     President    N/A     Mr. Faust is President  N/A
Faust           of the CSI           of CSI Capital
445 Bush St.,   Equity               Management, Inc. since
5th Floor       Portfolio            1978.  Mr. Faust is
San Francisco,  since                also a Partner in the
CA 94108        April,               law firm Taylor &
                2002                 Faust since September, 1975.
=============================================================================
      (1) Unless otherwise indicated, each Trustee or officer may be contacted by writing the Trustee or officer, c/o The World Insurance Trust, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229

      (2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because: (1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls several of the Trust's various service providers.

      (3) Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the investment adviser to such other registered investment company.

Each Trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. For fiscal year ended December 31, 2002, the Audit Committee did not meet.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. For fiscal year ended December 31, 2002, the Nominating Committee did not meet.

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                                              Aggregate Dollar
                                              Range of Equity
                                              Securities in
                                              All Registered
                          Dollar Range of     Investment Companies
                          Equity Securities   Overseen by Trustee in
Name of Trustee           in the Trust        Family of Investment Companies
--------------------------------------------------------------------------
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John Pasco, III           None                None
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Samuel Boyd, Jr.          None                None
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William E. Poist          None                None
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Paul M. Dickinson         None                None
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Joseph F. Mastoloni       None                None
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Approval of the Investment Management Agreement -- The Board of Trustees
considered the terms and conditions of the Investment Management Agreement between the investment adviser, CSI Capital Management, Inc.(the "Adviser"), and the Trust, on behalf of the Portfolio, at meetings held on May 9, 2002 and August 16, 2002. At the meetings, the Trustees considered, amongst other things, the terms and conditions of the Investment Management Agreement, the quality and scope of the investment advisory services to be received from the Adviser, the quality and scope of the assistance with administrative and shareholder services that would be provided by the Adviser, the relationship of the administrative and shareholder services provided the Adviser and those provided by the Trust's other service providers, the Adviser's personnel assigned to service the Portfolio and the fees for both investment advisory services and administrative and shareholder services to be paid by the Portfolio in comparison to similar funds within the industry. The Trustees also reviewed and discussed other aspects of the Adviser, such as the profitability of the Adviser, the Adviser's code of ethics and information on the qualifications and experience of the proposed portfolio manager and his investment management style.

After discussion, the Board of Trustees concluded at the August 16, 2002 meeting that the Adviser had the capabilities, resources and personnel necessary to manage the investments of the Portfolio and to provide the administrative and shareholder services to the Portfolio. The Board of Trustees also concluded that, based on the services that the Adviser would provide to the Portfolio under the Investment Management Agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser for each function was fair and equitable.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Portfolio and its shareholders to approve the Investment Management Agreement and to submit such agreement to the initial shareholder of the Portfolio for its approval prior to the commencement of the Portfolio's investment operations.

The Trust does not compensate the Trustees and officers who are officers or employees of the investment adviser, the principal underwriter or any service provider to the Trust. The Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the trustees which they attend in person or by telephone. Mr. Parker, Secretary of the Trust, may receive legal fees from the Trust for certain legal services provided to the Trust. Trustees and officers are reimbursed for travel and other out-of-pocket expenses. The Trust does not offer any retirement benefits for Trustees.

As of the date of this SAI, the Trust has not commenced operations and no compensation or expense reimbursements have been paid. The following table provides estimated information on all compensation to be made to the trustees by the Portfolio for its initial fiscal year.

--------------------------------------------------------------------------------
Name and Position     Aggregate         Pension or       Total
                      Compensation      Retirement       Compensation
                      From the          Benefits         from the
                      Portfolio for     Accrued as Part  Trust (2)
                      Fiscal Year       of Portfolio
                      Ending            Expenses
                      December 31,
                      2002(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Pasco, III,      $-0-              N/A             $-0-
Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Samuel Boyd, Jr.,     $1,200            N/A             $1,200
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William E. Poist,     $1,200            N/A             $1,200
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul M. Dickinson,    $1,200            N/A             $1,200
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph F. Mastoloni,  $1,200            N/A             $1,200
Trustee
--------------------------------------------------------------------------------

      (1) This amount represents the aggregate amount of compensation to the Trustees by the Portfolio for service on the Board of Trustees for the Portfolio's fiscal year ending December 31, 2002.

     (2) As of the date of this SAI, the Portfolio is the only fund offered by the Trust.

Sales Loads -- The Portfolio does not charge any front-end or deferred sales charges on the sale of shares.

Policies Concerning Personal Investment Activities -- The Portfolio, investment adviser and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Portfolio, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the U.S. Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

The Portfolio's shares will be held by various Participating Insurance Companies in Separate Accounts funding variable annuity contracts and variable life insurance policies. As of March 31, 2003, the following persons beneficially owned shares of the Fund in the following amounts:

Name and Address                    Number of Shares          Percentage of Fund

John Hancock Variable Life A/C U          279,318.194              84.512%
John Hancock Fund Operations
529 Main Street - 5th Floor
Charlestown, MA 02129

John Hancock Variable Life A/C UV          48,694.915              14.733%
John Hancock Fund Operations
529 Main Street - 5th Floor
Charlestown, MA 02129

                  INVESTMENT ADVISER AND MANAGEMENT AGREEMENT

CSI Capital Management, Inc., 445 Bush Street, 5th Floor, San Francisco, California 94108-3725, is the Portfolio's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately-owned firm. Leland Faust is the sole owner of the Adviser. Mr. Faust, who has been President of the Adviser since 1978, is the Portfolio Manager for the Portfolio.

The Adviser provides investment advisory services, and assists in furnishing certain administrative and shareholder services, pursuant to an Investment Management Agreement. Unless sooner terminated, the Investment Management Agreement will be for an initial term of two years, and will then continue in effect from year to year as long as such continuance is approved at least annually: (1) by the Trust's Board of Trustees; or (2) by a majority vote of the outstanding voting securities of the Portfolio and a majority of the Trustees who are not "interested persons" of the Company, as that term is defined in the 1940 Act. The Investment Management Agreement will automatically terminate in the event of its "assignment", as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon sixty (60) days' written notice to the other party by: (i) the majority vote of all the Trustees or by vote of a majority of the outstanding voting securities of the Portfolio; or (ii) the Adviser.

Under the Investment Management Agreement, the Adviser, as investment adviser to the Portfolio's assets and subject to the supervision of the Trustees, provides a continuous investment program for the Portfolio, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Portfolio's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Portfolio and furnishes to the Trustees such periodic or other reports as the Trustees may request.

Under the Investment Management Agreement, the Adviser also assists the Trust and its other service providers by furnishing certain administrative and shareholder service functions to the Portfolio either directly, or through certain third parties. The administrative and shareholder services provided are intended to supplement the services provided by the Trust's administrator, transfer agent and fund accounting agent. The Adviser is permitted to delegate or sub-contract the administrative and shareholder services to qualified third parties (which may be Participating Insurance Companies), provided that any such third party will be compensated by the Adviser and not the Portfolio, and further provided that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any such third parties as it is for its own acts and omissions. The services contemplated to be delegated by this section may not include any investment advisory functions, as such services are not delegable other than in accordance with the 1940 Act. As of the date of this SAI, the Adviser has contracted with two Participating Insurance Companies to provide such administrative and shareholder services.

The administrative and shareholder service functions may include one or more of the following:

     (a) providing, or making arrangement to provide, variable annuity and variable life insurance contract owners who invest in the Portfolio (the "Owners") with a service that directly or indirectly invests the assets of their accounts in the Portfolio's shares pursuant to specific or preauthorized instructions;

     (b) processing, or making arrangements to process, dividend payments from the Portfolio on behalf of the Owners;

     (c) providing, or making arrangements to provide, information periodically to Owners showing the value of their contracts invested in shares of the Portfolio;

     (d) arranging for bank wire transfers of funds in connection with the purchase or redemption of shares of the Portfolio;

     (e) responding, or arranging for responses, to Owners' inquiries relating to the administrative and shareholder servicing assistance herein described;

     (f) providing, or arranging for the provision of, sub-accounting with respect to the beneficial ownership of Portfolio shares by the Owners;

     (g) forwarding information, or arranging for the forwarding of information, from the Trust with respect to the Por5tfolio to Owners where required by law (e.g., proxies, shareholder reports, annual and semi-annual financial statements); and

     (h) providing, or arranging for the provision of, such other similar services as may be reasonably requested to the extent that the Adviser is permitted to do so under applicable statutes, rules or regulations.

For the investment advisory services to be rendered by the Adviser under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.65% of the average daily net assets of the Portfolio. For the administrative and shareholder services to be rendered by the Adviser (or its delegate) under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.35% of the average daily net assets of the Portfolio. For the period October 1, 2002 (commencement of operations) through December 31,2002, the Adviser waived fees of $4,958 and the Service Providers reimbursed expenses of $24,501.

Pursuant to the terms of the Investment Management Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Portfolio. The services furnished by the Adviser under the Investment Management Agreement are not exclusive, and the Adviser is free to perform similar services for others.

                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to an Administrative Services Agreement with the Trust (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Trust and supervises all aspects of the operation of the Portfolio except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Portfolio, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly, at the annual rates of 0.10% on the first $50 million of average daily net assets, 0.075% on the next $50 million of average daily net assets and 0.05% on average daily net assets above $100 million. CSS also receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For the period from October 1, 2002 (commencement of operations) through December 31,2002, CSS received $3,451 for its services.

Custodian -- Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Portfolio's securities and cash. With the consent of the Trust, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Portfolio. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by a Portfolio outside the U.S. Such appointments are subject to appropriate review by the Trust's Board of Trustees.

Accounting Services -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Portfolio and its investment transactions; maintaining certain books and records of the Portfolio; determining daily the net asset value per share of the Portfolio; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. John Pasco, III, Chairman of the Board of the Trust, is a shareholder of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Portfolio against a minimum fee, plus out-of-pocket expenses.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Trust and an officer and shareholder of CSS (the Administrator of the Portfolio) and CFA (the accounting agent for the Portfolio), owns one-third of the stock of FSI; therefore, FSI may be deemed to be an affiliate of the Trust and CSS.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor -- First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Trust, owns 100% of FDCC, and is its President, Treasurer and a Director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Portfolio's shares is continuous. There are no sales charges in connection with the purchase or sale of shares of the Portfolio.

Independent Accountants -- The Trust's independent auditors, Tait, Weller & Baker, audit the Trust's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust's tax returns. Tait, Weller & Baker is located at 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Portfolio's securities, to seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision s made by the Adviser, the Adviser arranges for execution of the transaction in manner deemed to provide the best price and execution for the Portfolio.

Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Portfolio may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Portfolio's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

The Adviser may cause the Portfolio to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Portfolio may be used by the Adviser for the benefit of the Portfolio and other clients, and the Portfolio may benefit from such transactions effected for the benefit of other clients.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The Trustees of the Trust have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Trust that the Portfolio will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Trustees review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Portfolio. The Board of Trustees of the Trust believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

For fiscal year ended December 31, 2002, the Portfolio paid $990 in brokerage commissions.

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during he year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Portfolio and may result in the realization of net capital gains. The Adviser makes purchases and sales for the Portfolio's portfolio whenever necessary, in the Adviser's opinion, to meet such Portfolio's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Portfolio will be less than 50%.

                   ADDITIONAL INFORMATION CONCERNING SHARES

The Trust was organized as a Delaware business trust on March 19, 2002. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of one series of shares designated as the CSI Equity Portfolio. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, there is only one class of shares authorized for the Portfolio. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Portfolio, shareholders of a Portfolio are entitled to receive the assets available for distribution belonging to the particular Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets of the Trust not belonging to any particular Portfolio which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders. The rights accompanying Portfolio shares are legally vested in the Separate Accounts. However, Participating Insurance Companies will vote Portfolio shares held in their Separate Accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Portfolio shares held in its Separate Accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. Additional information concerning voting rights of the participants in the Separate Accounts are more fully set forth in the prospectuses relating to those Accounts issued by the Participating Insurance Companies.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A particular Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board of Trustees without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the Trust's distributor, FDCC. FDCC is a registered broker/dealer with principal offices located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. FDCC has agreed to use appropriate efforts to solicit all purchase orders.

The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                         ADDITIONAL INFORMATION ON TAXES

In order to qualify as a regulated investment company under the Internal Revenue Code (the "Code"), the Portfolio must comply with certain distribution, diversification, source of income and other applicable requirements. If for any taxable year the Portfolio does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the Portfolio's distributions to segregated asset accounts holding shares of the Portfolio may be taxable as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits. A failure of the Portfolio to qualify as a regulated investment company could also result in the loss of the tax-favored status of variable annuity contracts and variable life insurance policies based on a segregated asset account which invests in the Portfolio.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a regulated investment company satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Portfolio intends to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of the Portfolio will be adequately diversified. However, a failure of the Portfolio to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year (including the annual cost of life insurance, if any, provided under such policy).

Provided that the Portfolio and a segregated asset account investing in the Portfolio satisfy the above requirements, any distributions from the Portfolio to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in the Portfolio should refer to the prospectus with respect to such contract or policy for further tax information.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI and is subject to change by legislative or administrative action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Portfolio.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yields and total returns quoted for the Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Portfolio can be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Portfolio's yield and total return would have the effect of decreasing performance. Performance information for the Portfolio must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Portfolio.

Yield Information -- From time to time, the Portfolio may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                             6
           Yield  = 2[(a-b+ 1) -1]
                       ---
                       cd

     Where:

      a =  dividends and interest earned during the period.
      b =  expenses accrued for the period (net of reimbursements).
      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d = the maximum offering price per share on the last day of the period.

The Portfolio's yield, as used in advertising, is computed by dividing the Portfolio's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Portfolio's net asset value ("NAV") at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distributions the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

Total Return Performance -- Total return quotations used by the Portfolio are based upon standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Portfolio is calculated according to the following formula:

                 n
           P(1+ T) = ERV

Where:

    P   = a hypothetical initial payment $1,000
    T   = average annual total return
    n   = number of years (l, 5 or 10)
    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Portfolio are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Portfolio may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Portfolio's performance with other measures of investment return. The Portfolio may quote an aggregate total return figure in comparing the Portfolio's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Portfolio calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in shares of the Portfolio and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Portfolio may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Portfolio Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.


                              FINANCIAL INFORMATION

Financial Highlights, Statements and Reports of Independent Accountants. You can receive free copies of reports, request other information and discuss your questions about the Portfolio by contacting the Portfolio directly at:

                              WORLD INSURANCE TRUST
                          1500 Forest Avenue, Suite 223
                               Richmond, VA 23229
                            Telephone: (888) 826-2520
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year ended December 31, 2002 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent auditors, Tait, Weller and Baker, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Declaration of Trust.


      (1) Certificate of Trust of The World Insurance World Trust (the "Registrant") dated March 18, 2002, as filed with the Secretary of State of Delaware on March 19, 2002 are incorporated herein by reference to Exhibit 23(a)(1) of the Registrant's Registration Statement (File Nos. 333-85528 and 811-21072) as filed with the U.S. Securities and Exchange Commission (the "Commission") on April 4, 2002 (the "Registration Statement").


      (2) Agreement and Declaration of Trust dated March 18, 2002 are incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement.

(b) By-Laws.

      (1) The By-Laws of the Registrant are incorporated herein by reference to
           Exhibit 23(b)(1) of the Registration Statement.

(c) Instruments Defining Rights of Security Holders.

      See Articles II, VI and VII of the Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement.

(d) Investment Advisory Contracts.

      (1) FORM OF Investment Management Agreement between CSI Capital Management, Inc. and the Registrant, on behalf of the CSI Equity Portfolio.

(e) Underwriting Contracts.

      (1) FORM OF Distribution Agreement between First Dominion Capital Corp. ("FDCC") and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(e)(1) to the Registration Statement.

(f) Bonus or Profit Sharing Contracts.

      Not Applicable.

(g) Custodian Agreement.

      (1) FORM OF Custodian Agreement between Brown Brothers Harriman & Co. and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(g)(1) of the Registration Statement.

(h) Other Material Contracts.

      (1) Administrative Services.

           FORM OF Administrative Services Agreement between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to
           Exhibit 23(h)(1) of the Registration Statement.

      (2) Transfer Agency.

           FORM OF Transfer Agency Agreement between Fund Services, Inc. ("FSI") and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(h)(2) of the Registration Statement.

      (3) Fund Accounting.

           FORM OF Accounting Services Agreement between Commonwealth Fund Accounting, Inc. ("CFA") and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(h)(3) of the Registration Statement.

      (4) Participation Agreement.

           Participation Agreement by and among the Registrant, FDCC, CSI Capital Management, Inc. and John Hancock Life Insurance Company.

      (5) Participation Agreement by and among the Registrant, FDCC, CSI Capital Management, Inc. and John Hancock Variable Life Insurance Company.

      (6)  FORM OF Expense Limitation Agreement.

 (i)  Legal Opinion.

      (1) Consent of Greenberg Traurig, LLP.

(j) Other Opinions.

      (1) Consent of Tait Weller and Baker.

(k) Omitted Financial Statements.

      Not Applicable.

(l) Initial Capital Agreements.

      To be filed by amendment.

(m) Rule 12b-1 Plan.

      Not Applicable.

(n) Rule 18f-3 Plan.

      Not Applicable.

(o) Reserved.

(p) Codes of Ethics.

      (1) FORM OF The Code of Ethics of the Registrant, CSI Capital Management, Inc. (the investment adviser to the CSI Equity Portfolio) and FDCC (the distributor to the CSI Equity Portfolio)is incorporated herein by reference to Exhibit 23(p)(1) of the Registration Statement.

 (q) Powers-of-Attorney.

      (1) Powers-of-Attorney for Messrs. Samuel Boyd, Jr., Paul M. Dickinson, Joseph F. Mastoloni and William E. Poist are incorporated herein by reference to Exhibit 23(q) of the Registration Statement.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      Not Applicable.

ITEM 25.  INDEMNIFICATION.

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (the "SEC"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

      The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser                Form ADV File Number

CSI Capital Management, Inc.                   801-14549

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc., The World Funds, Inc. and Satuit Capital Management Trust.

(b)   (1) First Dominion Capital Corp.

           The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c)        Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a) CSI Capital Management, Inc. 445 Bush Street, 5th Floor San Francisco, CA 94108
           (records relating to its function as investment adviser to the CSI Equity Portfolio).

(b) Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109 (records relating to its functions as custodian for the CSI Equity Portfolio).

(c)        Fund Services, Inc. 1500 Forest Avenue, Suite 111 Richmond, Virginia
           23229
           (records relating to its function as transfer agent to the CSI Equity Portfolio).

(d)        Commonwealth Fund Accounting
           1500 Forest Avenue, Suite
           Richmond, Virginia 23229
           (records relating to its function as accounting services agent to the CSI Equity Portfolio).

(e) Commonwealth Shareholder Services, Inc. 1500 Forest Avenue, Suite 223 Richmond, Virginia 23229
           (records relating to its function as administrator to the CSI
           Equity Portfolio).

(f) First Dominion Capital Corp. 1500 Forest Avenue, Suite 223 Richmond, Virginia 23229
           (records relating to its function as distributor for the CSI Equity Portfolio).

ITEM 29.  MANAGEMENT SERVICES

      There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.  UNDERTAKINGS.

        None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the city of Richmond, and the Commonwealth of Virginia on the 30th day of April, 2003.

                                      THE WORLD INSURANCE TRUST
                                      Registrant


                                     By:  /s/ John Pasco, III
                                          -------------------
                                          John Pasco, III,
                                          Chairman of the Board of Trustees,
                                          President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.


(Signature) (Title) (Date)

/s/ John Pasco, III        Chairman of the Board            April 30, 2003
-------------------        of Trustees, President
John Pasco, III            and Treasurer


/s/ *Samuel Boyd, Jr.      Trustee                          April 30, 2003
----------------------
Samuel Boyd, Jr.


/s/* Paul M. Dickinson     Trustee                          April 30, 2003
----------------------
Paul M. Dickinson

/s/ * Joseph F. Mastoloni  Trustee                          April 30, 2003
-------------------------
Joseph F. Mastoloni


/s/ * William E. Poist     Trustee                          April 30, 2003
----------------------
William E. Poist


*By:  /s/ John Pasco, III
-------------------------
      John Pasco, III
      Attorney-in-fact
      pursuant to Powers-of-Attorney

EXHIBIT NO.          DESCRIPTION
----------           -----------
23(i)             Consent of Greenberg Traurig, LLP
23(j)             Consent of Tait, Weller and Baker

                                                                   EXHIBIT 23(i)







                               CONSENT OF COUNSEL

      We hereby consent to the use and incorporation by reference in Post-Effective Amendment No. 2 of our firm's opinion and consent of counsel which was filed as Exhibit 23(i)(1) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, of The World Insurance Trust.





                                    GREENBERG TRAURIG, LLP



                                    /s/ Steven M. Felsenstein
                                    Steven M. Felsenstein, a Shareholder


Philadelphia, Pennsylvania
April 30, 2003

                                                                  EXHIBIT(23)(j)



              CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



    We consent to the references to our firm in the Post-Effective Amendment to the Registration Statement on Form N-1A of The World Insurance Trust and to the use of our report dated February 14, 2003 on the financial statements and financial highlights of The CSI Equity Portfolio, a series of shares of The World Insurance Trust. Such financial statements, financial highlights and reports of independent certified public accountants appear in the 2002 Annual Report to Shareholders and are incorporated by reference in the Registration Statement and Prospectus.




                                          TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
April 29, 2003